Trust Account and Fair Value Measurements (Details) - USD ($)	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Trust Account And Fair Value Measurements [Line Items]
Change in fair value of derivative liabilities		$ 8,900,000	$ 16,260,669
Cash withdrawn from Trust account for tax obligations	$ 42,613	$ 147,620	(345,000,000)
Dividend rate		0.00%
Cash and investments held in Trust Account	345,008,297	$ 345,008,297	345,082,119
Change in fair value of warrant liabilities	27,000	(8,946,000)	$ 16,260,669
US Treasury Securities [Member]
Trust Account And Fair Value Measurements [Line Items]
Cash and investments held in Trust Account	345,081,176	345,081,176
Cash [Member]
Trust Account And Fair Value Measurements [Line Items]
Cash and investments held in Trust Account	$ 943	$ 943